UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6178

        Nuveen New York Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Investment Quality Municipal Fund, Inc. (NQN)
	June 30, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 16.6% (9.9% of Total Investments)
$ 3,500	Dormitory Authority of the State of New York, Insured Revenue Bonds, Culinary Institute of	7/09 at 101.00	AA	$3,545,710
	America, Series 1999, 5.000%, 7/01/22 – MBIA Insured
6,500	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	7/08 at 101.00	AA	6,559,735
	Series 1998, 5.000%, 7/01/21 – MBIA Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	7/11 at 100.00	AA	2,050,080
	Series 2001, 5.000%, 7/01/18 – AMBAC Insured
3,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AA–	3,152,550
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured
1,730	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	AA	1,761,694
	Facilities, Series 2004A, 5.000%, 7/01/29 – MBIA Insured
2,080	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	AA	2,118,438
	Facilities, Series 2006A, 5.000%, 7/01/31 – MBIA Insured
550	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	N/R	520,251
	5.000%, 7/01/37 – FGIC Insured
1,150	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2005,	7/15 at 100.00	A2	1,176,922
	5.000%, 7/01/21 – MBIA Insured
1,765	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AA–	1,964,569
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
575	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aa3	618,809
460	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	Aa3	493,447
4,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/15 at 100.00	AA–	4,705,335
	Upstate Community Colleges, Series 2005A, 5.000%, 7/01/19 – FGIC Insured
2,390	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	AA	2,326,856
	Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
890	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	873,366
6,080	5.000%, 3/01/36 – MBIA Insured	9/16 at 100.00	AAA	5,937,059
3,685	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	3,230,271
740	New York State Dormitory Authority, Revenue Bonds, New York University, Series 2007, 5.000%,	7/17 at 100.00	Aa3	742,664
	7/01/32 – AMBAC Insured

41,595	Total Education and Civic Organizations			41,777,756

	Health Care – 23.6% (14.1% of Total Investments)
	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,
	Montefiore Medical Center, Series 1999:
710	5.250%, 8/01/19 – AMBAC Insured	8/09 at 101.00	AA	729,518
4,000	5.500%, 8/01/38 – AMBAC Insured	8/09 at 101.00	AA	4,063,840
7,080	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	8/08 at 101.00	AA	6,949,020
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
1,780	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AAA	1,827,134
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – FSA Insured
2,575	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	N/R	2,471,176
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
3,535	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	N/R	3,521,037
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
1,500	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services	7/09 at 101.00	AA	1,509,465
	of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/22 –
	MBIA Insured
8,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/09 at 101.00	AA	8,181,758
	Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 – MBIA Insured
1,325	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series	7/17 at 100.00	AAA	1,385,910
	2007B, 5.250%, 7/01/27 – AGC Insured
6,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AA	6,118,260
	Center, Series 2003-1, 5.000%, 7/01/21 – MBIA Insured
2,035	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	2,199,774
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
1,805	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Health System	11/08 at 101.00	AAA	1,821,101
	Obligated Group, Series 1998, 5.000%, 11/01/23 – MBIA Insured
1,585	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AAA	1,594,050
	Hospital Project, Series 2007, 5.000%, 8/15/36 – FSA Insured
8,525	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	AA	8,666,257
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/26 – AMBAC Insured
2,000	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/09 at 101.00	AA	2,033,680
	1999A, 5.125%, 2/15/14 – AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
3,150	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AA	3,225,033
2,100	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	AA	2,144,772
935	New York State Dormitory Authority, Revenue Bonds, North Shore Jewish Obligated Group, Series	No Opt. Call	N/R	920,012
	2007A, 5.250%, 7/01/34 – FGIC Insured

58,640	Total Health Care			59,361,797

	Housing/Multifamily – 5.1% (3.0% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
1,230	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA+	1,299,434
1,230	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA+	1,294,120
5,740	5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AA+	5,795,678
420	New York City, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A,	1/17 at 100.00	AAA	368,836
	4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
35	New York State Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds,	8/08 at 100.00	AA	35,056
	Series 1994B, 6.250%, 8/15/14 – AMBAC Insured
	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,
	Series 1996A:
1,490	6.100%, 11/01/15 – FSA Insured	11/08 at 100.00	AAA	1,494,604
2,540	6.125%, 11/01/20 – FSA Insured	11/08 at 100.00	AAA	2,544,928

12,685	Total Housing/Multifamily			12,832,656

	Industrials – 1.0% (0.6% of Total Investments)
2,770	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	BBB–	2,502,335
	Center Project, Series 2007A, 5.000%, 1/01/36 – XLCA Insured (Alternative Minimum Tax)

	Long-Term Care – 1.2% (0.7% of Total Investments)
3,000	Castle Rest Residential Healthcare Facility, Syracuse, New York, FHA-Insured Mortgage Revenue	8/08 at 101.00	AAA	3,000,450
	Bonds, Series 1997A, 5.750%, 8/01/37

	Tax Obligation/General – 16.1% (9.6% of Total Investments)
3,000	Dormitory Authority of the State of New York, School Districts Revenue Bond Financing Program,	10/15 at 100.00	AA	3,010,620
	Peekskill City School District, Series 2005D, 5.000%, 10/01/33 – MBIA Insured
1,200	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – FGIC Insured	3/13 at 100.00	Baa3	1,250,124
635	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – MBIA Insured	No Opt. Call	A2	677,501
2,000	Hempstead Town, New York, General Obligation Bonds, Series 2001A, 5.250%, 1/15/14 –	1/11 at 101.00	Aa1	2,095,560
	MBIA Insured
10,735	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	10,331,666
	2/15/47 – FGIC Insured (UB)
1,000	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002, 5.000%,	3/12 at 100.00	BBB+	1,030,690
	3/01/16 – FGIC Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
3,000	5.000%, 11/01/19 – FSA Insured (UB)	11/14 at 100.00	AAA	3,132,990
2,300	5.000%, 11/01/20 – FSA Insured (UB)	11/14 at 100.00	AAA	2,387,699
2,300	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	2,405,938
	FGIC Insured
	Oneida County, New York, General Obligation Public Improvement Bonds, Series 2000:
500	5.375%, 4/15/18 – MBIA Insured	4/09 at 102.00	AA	516,940
500	5.375%, 4/15/19 – MBIA Insured	4/09 at 102.00	AA	516,940
	Pavilion Central School District, Genesee County, New York, General Obligation Bonds,
	Series 2005:
1,650	5.000%, 6/15/16 – FSA Insured	6/15 at 100.00	AAA	1,776,621
1,815	5.000%, 6/15/18 – FSA Insured	6/15 at 100.00	AAA	1,916,368
1,145	Three Village Central School District, Brookhaven and Smithtown, Suffolk County, New York,	No Opt. Call	Aa3	1,233,383
	General Obligation Bonds, Series 2005, 5.000%, 6/01/18 – FGIC Insured
1,620	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds,	10/15 at 100.00	Aaa	1,746,927
	Series 2005, 5.000%, 10/01/16 – FSA Insured
6,110	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 – MBIA Insured	8/15 at 100.00	AA	6,460,775

39,510	Total Tax Obligation/General			40,490,762

	Tax Obligation/Limited – 53.3% (31.7% of Total Investments)
2,250	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, St.	7/08 at 101.00	AA	2,275,133
	Anne Institute, Issue 2, Series 1998E, 5.000%, 7/01/18 – AMBAC Insured
1,575	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AA–	1,629,023
	2005A, 5.250%, 7/01/24 – CIFG Insured
1,340	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program –	7/09 at 101.00	AA	1,384,756
	Anderson School, Series 1999E, Issue 2, 5.750%, 7/01/19 – AMBAC Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School	7/09 at 101.00	AA	2,067,800
	District Program, Series 1999, 5.750%, 7/01/19 – MBIA Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, Nassau County Board of	8/11 at 100.00	AAA	1,042,900
	Cooperative Educational Services, Series 2001A, 5.250%, 8/15/21 – FSA Insured
1,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of	8/14 at 100.00	AAA	1,543,725
	Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – FSA Insured
2,410	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AA–	2,492,615
	2004-2, 5.000%, 7/01/20 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
2,120	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	2,259,242
1,200	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,225,020
4,600	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	AA	4,801,848
	Program, Series 2002D, 5.250%, 10/01/23 – MBIA Insured
3,135	Dormitory Authority of the State of New York, Secured Hospital Insured Revenue Bonds,	8/08 at 101.50	AA	3,150,362
	Southside Hospital, Series 1998, 5.000%, 2/15/25 – MBIA Insured
375	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	389,246
	2005F, 5.000%, 3/15/21 – FSA Insured
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2003:
1,000	5.750%, 5/01/20 – FSA Insured	5/12 at 100.00	AAA	1,067,280
1,200	5.750%, 5/01/22 – FSA Insured	5/12 at 100.00	AAA	1,280,964
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2007A:
1,290	5.750%, 5/01/26 – FSA Insured (UB)	5/14 at 100.00	AAA	1,410,602
1,780	5.750%, 5/01/27 – FSA Insured (UB)	5/18 at 100.00	AAA	1,973,077
5,630	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/17 at 101.00	AAA	6,146,665
	City School District, Series 2007A, 5.750%, 5/01/28 – FSA Insured (UB)
6,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	6,257,880
	5.250%, 11/15/25 – FSA Insured
2,760	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AA	2,901,836
	5.500%, 7/01/18 – MBIA Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
1,250	5.500%, 1/01/19 – MBIA Insured	7/12 at 100.00	AA	1,319,900
2,000	5.500%, 1/01/20 – MBIA Insured	7/12 at 100.00	AA	2,111,840
2,000	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	2,027,480
4,095	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA	4,142,338
4,500	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	No Opt. Call	AAA	5,163,998
	Series 2008, 5.750%, 7/01/18 – FSA Insured (UB)
4,820	Nassau County Interim Finance Authority, New York, Sales and Use Tax Revenue Bonds, Series	No Opt. Call	AAA	5,238,424
	2004H, 5.250%, 11/15/13 – AMBAC Insured
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds,
	Series 2003A:
2,115	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	2,195,032
1,305	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	1,329,156
1,305	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	1,325,345
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
2,200	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	2,266,836
1,600	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	1,645,072
6,640	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	6,783,225
1,500	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	1,530,705
1,435	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	1,485,641
	Series 2003C, 5.250%, 8/01/20 – AMBAC Insured
1,660	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,735,480
	Series 2003E, 5.250%, 2/01/22 – MBIA Insured
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	2,079,360
	Series 2004C, 5.000%, 2/01/19 – XLCA Insured
3,910	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	4,011,230
	Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured
	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005:
2,100	5.000%, 11/15/30 – AMBAC Insured	11/15 at 100.00	AA	2,102,436
9,575	5.000%, 11/15/44 – AMBAC Insured	11/15 at 100.00	AA	9,458,949
3,000	New York State Local Government Assistance Corporation, Revenue Bonds, Series 2008, 5.250%,	No Opt. Call	AAA	3,261,000
	4/01/16 – FSA Insured (UB)
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
7,350	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	8,169,450
1,500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	1,560,945
1,750	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	1,799,683
	5.000%, 3/15/24 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
6,300	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA	6,542,802
1,000	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA	1,035,850
4,500	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA	4,649,670
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,021,060
	2005B, 5.000%, 3/15/30 – FSA Insured
1,000	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/15 at 100.00	AAA	1,018,200
	High School Facility, Series 2005, 5.000%, 6/15/28 – FSA Insured
1,435	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Hampton Bays Public	10/10 at 102.00	A2	1,538,349
	Library, Series 1999A, 6.000%, 10/01/19 – MBIA Insured

128,010	Total Tax Obligation/Limited			133,849,430

	Transportation – 18.1% (10.8% of Total Investments)
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AA	2,082,220
	Series 2002A, 5.500%, 11/15/19 – AMBAC Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
1,955	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	AA	2,033,044
5,360	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	AA	5,455,194
710	New York State Thruway Authority, General Revenue Bonds, Series 2007H, 5.000%, 1/01/25 –	1/18 at 100.00	AA–	735,539
	FGIC Insured
1,500	New York State Thruway Authority, General Revenue Bonds, Series 2008, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	1,534,665
	FSA Insured (UB)
2,300	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AA	2,303,542
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
2,080	5.000%, 12/01/19 – FSA Insured	6/15 at 101.00	AAA	2,197,125
2,625	5.000%, 12/01/28 – XLCA Insured	6/15 at 101.00	AA–	2,689,418
1,475	5.000%, 12/01/31 – XLCA Insured	6/15 at 101.00	AA–	1,504,721
1,160	Port Authority of New York and New Jersey, One Hundred and Forty Eighth Consolidated Revenue	8/17 at 100.00	AAA	1,247,232
	Bonds, RITES Trust 1516, 11.509%, 8/15/32 – FSA Insured (IF)
5,025	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/08 at 100.00	AA	4,981,132
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – MBIA Insured (Alternative Minimum Tax)
	Puerto Rico Ports Authority, Revenue Bonds, Series 1991D:
3,840	7.000%, 7/01/14 – FGIC Insured (Alternative Minimum Tax)	7/08 at 100.00	A–	3,858,662
11,500	6.000%, 7/01/21 – FGIC Insured (Alternative Minimum Tax)	7/08 at 100.00	A–	11,541,855
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – MBIA Insured	No Opt. Call	AA	865,964
2,300	5.250%, 11/15/22 – MBIA Insured	11/12 at 100.00	AA	2,397,083

44,610	Total Transportation			45,427,396

	U.S. Guaranteed – 8.5% (5.1% of Total Investments) (4)
3,655	Buffalo Municipal Water Finance Authority, New York, Water System Revenue Bonds, Series 1999,	7/09 at 101.00	AAA	3,844,475
	6.000%, 7/01/29 (Pre-refunded 7/01/09) – FSA Insured
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 2000D:
65	5.875%, 2/15/16 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	Aaa	69,350
10	5.875%, 2/15/16 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	AAA	10,661
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 2001B:
75	5.500%, 8/15/19 (Pre-refunded 8/15/11) – MBIA Insured	8/11 at 100.00	A1 (4)	80,634
25	5.500%, 8/15/19 (Pre-refunded 8/15/11) – MBIA Insured	8/11 at 100.00	AAA	26,847
1,200	Dormitory Authority of the State of New York, Insured Revenue Bonds, Cooper Union, Series	7/09 at 101.00	AA (4)	1,264,560
	1999, 6.250%, 7/01/29 (Pre-refunded 7/01/09) – MBIA Insured
835	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	Aaa	954,071
	County Issue, Series 1986, 7.375%, 7/01/16 – BIGI Insured (ETM)
1,475	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Health System	11/08 at 101.00	A2 (4)	1,506,093
	Obligated Group, Series 1998, 5.000%, 11/01/23 (Pre-refunded 11/01/08) – MBIA Insured
700	Jericho Union Free School District, Nassau County, New York, General Obligation Bonds, Series	8/09 at 101.00	Aa2 (4)	734,664
	2000, 5.600%, 8/01/18 (Pre-refunded 8/01/09) – MBIA Insured
945	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	9/08 at 101.00	AA (4)	955,556
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)
5,090	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AAA	5,547,846
	5.000%, 4/01/23 (Pre-refunded 10/01/15) – FGIC Insured
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A,	10/14 at 100.00	AAA	1,085,870
	5.000%, 4/01/29 (Pre-refunded 10/01/14) – FSA Insured
5,030	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	7/09 at 101.00	AAA	5,280,896
	Natural History, Series 1999A, 5.750%, 7/01/29 (Pre-refunded 7/01/09) – AMBAC Insured

20,105	Total U.S. Guaranteed			21,361,523

	Utilities – 7.7% (4.6% of Total Investments)
2,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	2,529,750
	5.000%, 9/01/27 – FSA Insured
2,620	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C,	9/13 at 100.00	A–	2,700,382
	5.000%, 9/01/16 – CIFG Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
4,540	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	4,563,381
6,160	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A–	6,163,758
625	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	623,125
	5.000%, 12/01/35 – CIFG Insured
2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	9/08 at 102.00	Aaa	2,012,640
	Rochester Gas and Electric Corporation, Series 1998A, 5.950%, 9/01/33 – MBIA Insured
	(Alternative Minimum Tax)
760	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	796,214
	11/15/19 – FGIC Insured

19,205	Total Utilities			19,389,250

	Water and Sewer – 7.1% (4.2% of Total Investments)
	New York City Municipal Water Finance Authority, New York, Water and Sewerage System
	Revenue Bonds:
5,030	5.000%, 6/15/27 – MBIA Insured (UB)	6/15 at 100.00	AAA	5,151,575
2,575	5.000%, 6/15/36 – MBIA Insured (UB)	6/16 at 100.00	AAA	2,608,681
1,660	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	1,776,715
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AA+	3,033,810
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
5,200	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AA	5,300,258
	6/01/28 – MBIA Insured

17,465	Total Water and Sewer			17,871,037

$ 387,595	Total Long-Term Investments (cost $394,233,040) – 158.3%			397,864,394

	Short-Term Investments – 9.5% (5.7% of Total Investments)
$ 5,000	Erie County Water Authority, New York, Water Revenue Bonds, Variable Rate Demand Obligations,		VMIG-1	5,000,000
	Series 1993A, 3.750%, 12/01/16 – AMBAC Insured (5)
2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Variable Rate Demand		VMIG-2	2,000,000
	Obligations, Series 2006, ROCS 715, 2.700%, 11/01/27 – MBIA Insured (5)
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue		VMIG-1	3,000,000
	Bonds, Variable Rate Demand Obligations, Fiscal Series 2004, Trust 622, 2.050%,
	6/15/12 – AMBAC Insured (5)
3,870	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,		A-1+	3,870,000
	Variable Rate Demand Obligations, Series 2005, Trust 1049, 2.050%, 4/01/13 – MBIA Insured (5)
6,000	Oneida County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Hamilton		VMIG-1	6,000,000
	College, Variable Rate Demand Obligations, Series 2002, 1.450%, 9/15/32 – MBIA Insured (5)
2,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue		VMIG-1	2,000,000
	Refunding Bonds, Variable Rate Demand Obligations, Series 2002, Trust 304,
	2.050%, 11/15/18 – MBIA Insured (5)
2,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue		VMIG-1	2,000,000
	Refunding Bonds, Variable Rate Demand Obligations, Series 2007, Trust 12167,
	1.810%, 7/15/09 – MBIA Insured (5)

$ 23,870	Total Short-Term Investments (cost $23,870,000)			23,870,000

	Total Investments (cost $418,103,040) – 167.8%			421,734,394

	Floating Rate Obligations – (12.1)%			(30,285,000)

	Other Assets Less Liabilities – 1.6%			3,874,985

	Preferred Shares, at Liquidation Value – (57.3)% (6)			(144,000,000)

	Net Assets Applicable to Common Shares – 100%			$251,324,379

As of June 30, 2008, all of the bonds in the Portfolio of Investments, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market
Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S.
Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of June 30, 2008. Subsequent to June 30, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end.
Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Preferred Shares, at Liquidation Value as a percentage of total investments is (34.1)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2008, the cost of investments was $387,531,745.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2008, were as follows:

Gross unrealized:
Appreciation	$ 8,220,407
Depreciation	(4,289,241)

Net unrealized appreciation (depreciation) of investments	$ 3,931,166

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Investment Quality Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         August 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        August 29, 2008